Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Cash and Cash Equivalents

7.	CASH AND CASH EQUIVALENTS

	As at	As at
	31/03/16	31/3/15
Cash and cash equivalent balances comprise:	$	$

Cash at bank available on demand	118,598	31,698
Total cash and cash equivalents	118,598	31,698

The Company’s investments in cash and cash equivalents are readily realisable and generally settle within 1 day. Interest rates on the bank balances range from 0.0% to 1.0% p.a.